PIONEER INTERMEDIATE TAX-FREE FUND
                                 60 STATE STREET
                           BOSTON, MASSACHUSETTS 02109


                                             May 2, 1997

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:      Pioneer Intermediate Tax-Free Fund (the "Fund")
         File Nos. 33-7592 and 811-4768
         CIK No. 0000798172

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifies that the Prospectus and Statement of Additional Information that would have been required to be filed under paragraph (c) of Rule 497 does not differ from that contained in the Post-Effective Amendment, dated April 28, 1997, and that the text of the Post -Effective Amendment has been filed electronically, Accession No. 0000798172-97-000012.

         If you have any questions concerning the foregoing or the attachments, please call the undersigned collect at (617) 742-7825.

                                             Very truly yours,


                                             /s/Eunice R. Simmons
                                             Eunice R. Simmons
                                             EDGAR Compliance Associate

cc:      Blue Sky
         Mr. Joseph P. Barri, Esq.
         Mr. Mark Goshko, Esq.
         Mr. Charles McCain, Esq.